UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23312)

Tidal Trust III
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust III
234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: February 28, 2026

Item 1. Reports to Stockholders.

NovaTide Flexible Allocation ETF Tailored Shareholder Report

semi-annual shareholder report February 28, 2026 NovaTide Flexible Allocation ETF Ticker: NMBL (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the NovaTide Flexible Allocation ETF (the "Fund") for the period October 30, 2025   (the Fund's "Inception") to February 28, 2026. You can find additional information about the Fund at www.novatideetfs.com. You can also request this information by contacting us at (844) 679-9922 or by writing to NovaTide Flexible Allocation ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs since inception?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NovaTide Flexible Allocation ETF	$20	0.59%¹
¹	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of February 28, 2026 )

Fund Size (Thousands)	$20,299
Number of Holdings	34
Total Advisory Fee Paid	$26,768
Portfolio Turnover Rate	62%

Sector Type - Investments
(% of total net assets)

What did the Fund invest in?

(as of February 28, 2026 )

Top Ten Holdings	(% of total net assets)
PGIM Short Duration Multi-Sector Bond ETF	14.2
Alps Smith Core Plus Bond ETF	7.9
Applied Finance Valuation ETF	7.0
DoubleLine Commercial Real Estate Debt ETF	5.1
Distillate Small/Mid Cash Flow ETF	4.6
Touchstone Sands Capital US Select Growth ETF	4.0
Neuberger Berman Next Generation Connectivity Fund, Inc.	3.5
Invesco S&P 500 Equal Weight Consumer Staples ETF	3.1
iShares Core S&P 500 ETF	3.0
VanEck Onchain Economy ETF	3.0

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.novatideetfs.com .

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

 1

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements

February 28, 2026 (Unaudited)

Tidal Trust III

NovaTide Flexible Allocation ETF  | NMBL | NYSE Arca, Inc.

NovaTide Flexible Allocation ETF

NovaTide Flexible Allocation ETF

Schedule of Investments

February 28, 2026 (Unaudited)

EXCHANGE TRADED FUNDS - 80.9%	Shares	Value
Alps Smith Core Plus Bond ETF	60,870	$1,604,229
Applied Finance Valuation ETF	32,249	1,423,148
Distillate Small/Mid Cash Flow ETF	24,959	943,156
DoubleLine Commercial Real Estate ETF	19,868	1,040,688
F/m Emerald Life Sciences Innovation ETF(a)	16,302	593,028
First Trust Multi-Manager Small Cap Opportunities ETF	19,497	492,494
Global X Copper Miners ETF	1,957	187,285
Global X Lithium & Battery Tech ETF	1,636	123,354
Invesco China Technology ETF	8,988	468,005
Invesco S&P 500 Equal Weight Consumer Staples ETF(a)	18,755	623,041
Invesco Solar ETF(a)	4,918	270,490
iShares 0-3 Month Treasury Bond ETF	4,307	433,456
iShares Core S&P 500 ETF	882	607,877
iShares MSCI Brazil ETF	12,131	469,834
iShares MSCI Japan ETF	69	6,373
iShares U.S. Basic Materials ETF	3,104	585,290
PGIM Short Duration Multi-Sector Bond ETF	55,780	2,887,173
SPDR S&P Regional Banking ETF	5,506	367,636
Sprott Physical Uranium Trust(a)	28,531	579,462
Touchstone Sands Capital US Select Growth ETF(a)	31,713	814,989
VanEck Gold Miners ETF	4,183	484,559
VanEck Merk Gold ETF(a)	4,199	212,679
VanEck Onchain Economy ETF	17,345	602,999
VanEck Rare Earth and Strategic Metals ETF	1,539	153,685
VanEck Robotics ETF	7,440	450,418
		16,425,348

TOTAL EXCHANGE TRADED FUNDS (Cost $15,869,287)		16,425,348

INVESTMENT COMPANIES - 16.5%	Shares	Value
ASA Gold and Precious Metals Ltd.	2,557	207,859
Barings BDC, Inc.	54,152	457,043
Bluerock Private Real Estate Fund(a)	24,181	422,684
Goldman Sachs BDC, Inc.	55,638	504,080
Neuberger Berman Next Generation Connectivity Fund, Inc.	52,855	712,485
Oaktree Specialty Lending Corp.	35,793	405,893
Royce Global Trust, Inc.	28,996	418,412
Runway Growth Finance Corp.	30,277	234,647
		3,363,103

TOTAL INVESTMENT COMPANIES (Cost $3,491,324)		3,363,103

The accompanying notes are an integral part of these financial statements.

SHORT TERM INVESTMENTS - 2.6%	Shares	Value
Money Market Funds - 2.6%
First American Government Obligations Fund - Class X, 3.60%(b)	518,737	$518,737

TOTAL SHORT TERM INVESTMENTS (Cost $518,737)		518,737

TOTAL INVESTMENTS - 100.0% (Cost $19,879,348)		$20,307,188
Liabilities in Excess of Other Assets - 0.0%(c)		(7,746)
TOTAL NET ASSETS - 100.0%		$20,299,442

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of February 28, 2026.
(c)	Does not round to 0.1% or (0.1)%, as applicable.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

February 28, 2026 (Unaudited)

NovaTide Flexible Allocation ETF
ASSETS:	–
Investments, at value (cost $19,879,348) (Note 2)	$20,307,188
Interest receivable	1,210
Total assets	20,308,398
$–
LIABILITIES:
Payable to adviser (Note 4)	8,956
Total liabilities	8,956
NET ASSETS	$20,299,442
–
NET ASSETS CONSISTS OF:	–
Paid-in capital	$17,668,195
Total distributable earnings/(accumulated losses)	2,631,247
Total Net Assets	$20,299,442

Net assets	$20,299,442
Shares issued and outstanding(a)	998,362
Net asset value per share	$20.33

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statement of Operations

For the Period Ended February 28, 2026 (Unaudited)

NovaTide Flexible Allocation ETF(a)
–
INVESTMENT INCOME:	–
Dividend income	$165,599
Interest income	2,393
Total investment income	167,992
–
EXPENSES:	–
Investment advisory fee (Note 4)	26,768
Total expenses	26,768
NET INVESTMENT INCOME (LOSS)	141,224
–
REALIZED AND UNREALIZED GAIN (LOSS)	–
Net realized gain (loss) from:
Investments	83,655
In-kind redemptions	2,063,425
Distributions received from other investment companies	13,845
Net realized gain (loss)	2,160,925
Net change in unrealized appreciation (depreciation) on:
Investments	427,840
Net change in unrealized appreciation (depreciation)	427,840
Net realized and unrealized gain (loss)	2,588,765
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,729,989

(a)	Inception date of the Fund was October 30, 2025.

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets

NovaTide Flexible Allocation ETF
Period Ended February 28, 2026(a) (Unaudited)
OPERATIONS:	–
Net investment income (loss)	$141,224
Net realized gain (loss)	2,160,925
Net change in unrealized appreciation (depreciation)	427,840
Net increase (decrease) in net assets resulting from operations	2,729,989
–
DISTRIBUTIONS TO SHAREHOLDERS:	–
Distributions to shareholders	(98,742)
Total distributions to shareholders	(98,742)
–
CAPITAL TRANSACTIONS:	–
Subscriptions	23,616,634
Redemptions	(5,948,439)
Net increase (decrease) in net assets from capital transactions	17,668,195
–
NET INCREASE (DECREASE) IN NET ASSETS	20,299,442
–
NET ASSETS:	–
Beginning of the period	–
End of the period	$20,299,442
–
SHARES TRANSACTIONS	–
Subscriptions	1,298,362
Redemptions	(300,000)
Total increase (decrease) in shares outstanding	998,362

(a)	Inception date of the Fund was October 30, 2025.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the period presented

NovaTide Flexible Allocation ETF
Period Ended February 28, 2026(a) (Unaudited)
PER SHARE DATA:

Net asset value, beginning of period	$20.00
–
INVESTMENTS OPERATIONS:	–
Net investment income (loss)(b)(c)	0.21
Net realized and unrealized gain (loss)(d)	0.30
Total from investment operations	0.51

LESS DISTRIBUTIONS FROM:	–
Net investment income	(0.18)
Total distributions	(0.18)

Net asset value, end of period	$20.33
TOTAL RETURN(e)	2.60%
–
SUPPLEMENTAL DATA AND RATIOS:	–
Net assets, end of period (in thousands)	$20,299
Ratio of expenses to average net assets(f)(g)	0.59%
Ratio of net investment income to average net assets(f)(g)	3.14%
Portfolio turnover rate(e)(h)	62%

(a)	Inception date of the Fund was October 30, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange-traded funds in which the Fund invests.
(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.
(h)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

February 28, 2026 (Unaudited)

NOTE 1 - ORGANIZATION

The NovaTide Flexible Allocation ETF (the “Fund”) is a diversified series of shares of beneficial interest of Tidal Trust III (the “Trust”). The Trust was organized as a Delaware statutory trust on May 19, 2016 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by its Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Fund and Harmonic Capital, LLC (the “Sub-Adviser”), serves as investment sub-adviser to the Fund. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.” The Fund commenced operations on October 30, 2025.

The investment objective of the Fund is to seek capital appreciation.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security Valuation - Equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on The Nasdaq Stock Market, LLC (the “NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on the NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Fund is open for business.

Investments in money market mutual funds are valued at each underlying fund’s published net asset value (“NAV”) per share as of the valuation time. Each underlying money market fund calculates NAV using the amortized cost method (which approximates fair value) as permitted by Rule 2a-7 under the 1940 Act.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

Notes to Financial Statements

February 28, 2026 (Unaudited)

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$16,425,348	$–	$–	$16,425,348
Investment Companies	3,363,103	–	–	3,363,103
Money Market Funds	518,737	–	–	518,737
Total Investments	$20,307,188	$–	$–	$20,307,188

Refer to the Schedule of Investments for further disaggregation of investment categories.

Federal Income Taxes - The Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

Notes to Financial Statements

February 28, 2026 (Unaudited)

In order to avoid imposition of the excise tax applicable to RICs, the Fund intends to declare as dividends in each calendar year, at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, the Fund is subject to a 4% excise tax that is imposed if the Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year (unless an election is made to use the Fund’s fiscal year). The Fund generally intends to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Fund may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Fund and are available to supplement future distributions. Tax expense is disclosed in the Statement of Operations, if applicable.

As of February 28, 2026, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.

Securities Transactions and Investment Income - Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Distributions to Shareholders - Distributions to shareholders from net investment income, if any, for the Fund are declared and paid annually. Distributions to shareholders from net realized gains on securities, if any, for the Fund normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Share Valuation - The NAV per Share is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for the Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

Guarantees and Indemnifications - In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Illiquid Securities - Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

Notes to Financial Statements

February 28, 2026 (Unaudited)

NOTE 3 - PRINCIPAL INVESTMENT RISKS

Equity Market Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over a short and extended periods of time. In a declining stock market, stock prices for all companies (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects.

●	Common Stocks Risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests.

●	Preferred Stock Risk. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters.

●	REIT Risk. REITs are subject to additional risks, including those related to adverse governmental actions; declines in property value and the real estate market; the potential failure to qualify for tax-free pass through of income; and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area, or a small number of property types. As a result, investments in REITs may be volatile. To the extent the Fund invests in REITs concentrated in specific geographic areas or property types, the Fund may be subject to a greater loss as a result of adverse developments affecting such area or property types. REITs are pooled investment vehicles with their own fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses.

Underlying Fund Risks.

●	General. The Fund will incur higher and duplicative expenses when it invests in closed-end funds, ETFs, and other investment companies, including BDCs. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds as the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies. Closed-end funds and BDCs may be less liquid than other investments, and thus their share values are more volatile than the values of the investments they hold. Investments in closed-end funds and BDCs are also subject to the “Closed-End Fund Risk” and “BDC Risk”, respectively, described below. Similarly, investments in ETFs are also subject to the “ETF Risks” described in the Fund’s prospectus.

Notes to Financial Statements

February 28, 2026 (Unaudited)

●	Commodity Risk. Investing in an Underlying Fund that focuses on gold, energy or other commodity, either through direct holdings or indirectly via derivatives like futures contracts, carries significant risk due to the inherent volatility and unpredictability of the commodities markets. Underlying Funds that trade futures contracts are subject to derivatives risk, leverage risk, counterparty risk and futures contracts risk, among other risks. In addition, Underlying Funds holding gold directly face significant custodial and safeguarding risks regarding their gold holdings. There is an inherent danger of these gold bars being lost, damaged, stolen, or becoming inaccessible due to factors such as natural disasters or terrorism.

●	Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, commodities, currencies, funds (including ETFs), interest rates or indexes. The Underlying Funds’ investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Underlying Funds’ other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in the underlying reference asset or assets. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Underlying Funds to losses in excess of those amounts initially invested.

●	Potentially No 1940 Act Protections. It is expected that one or more Underlying Funds will not be registered as an investment company subject to the 1940 Act. Accordingly, investors in such an Underlying Fund would not have the protections expressly provided by that statute, including: provisions preventing Underlying Fund insiders from managing an Underlying Fund to their benefit and to the detriment of shareholders; provisions preventing an Underlying Fund from issuing securities having inequitable or discriminatory provisions; provisions preventing management by irresponsible persons; provisions preventing the use of unsound or misleading methods of computing Underlying Fund earnings and asset value; provisions prohibiting suspension of redemptions (except under limited circumstances); provisions limiting fund leverage; provisions imposing a fiduciary duty on fund managers with respect to receipt of compensation for services; and provisions preventing changes in an Underlying Fund’s character without the consent of shareholders.

●	Closed-End Fund Risk. Shares of closed-end funds frequently trade at a price per share that is less than the NAV per share. There can be no guarantee that the market discount (the gap between the market price and the net asset value) of any closed-end fund shares bought by the Fund will narrow. This means that the Fund’s investment in a closed-end fund may not increase in value if the discount persists (or widens), potentially leading to a loss or a smaller return on the Fund’s investment.

●	BDC Risk. BDCs have little or no operating history and may carry risks similar to those of a private equity or venture capital fund. BDC securities are not redeemable at the option of the shareholder and they may trade in the market at a discount to their NAV. A significant portion of a BDC’s investments are recorded at fair value as determined by its board of directors, which may create uncertainty as to the value of the BDC’s investments. Non-traded BDCs are illiquid and it may not be possible to redeem shares or to do so without paying a substantial penalty. Publicly-traded BDCs usually trade at a discount to their NAV because they invest in unlisted securities and have limited access to capital markets.

Notes to Financial Statements

February 28, 2026 (Unaudited)

Foreign Securities Risk. Investments in securities or other instruments of non-U.S. issuers involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient, or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities and instruments can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

●	Currency Exchange Rate Risk. The Fund’s assets may include exposure to investments denominated in non-U.S. currencies or in securities or other assets that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investments and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

●	Developed Markets Risk. Developed market countries generally tend to rely on the services sectors (e.g., the financial services sector) as the primary source of economic growth and may be susceptible to the risks of individual service sectors. Many developed market countries have heavy indebtedness, which may lead downward pressure on the economies of these countries. As a result, it is possible that interest rates on debt of certain developed countries may rise to levels that make it difficult for such countries to service high debt levels without significant help from other countries or from a central bank. Developed market countries generally are dependent on the economies of certain key trading partners. Changes in any one economy may cause an adverse impact on several developed countries.

Emerging Markets Risk. The Fund may invest in securities issued by companies domiciled or headquartered in emerging market nations. Investments in securities traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, currency, or regulatory conditions not associated with investments in U.S. securities and investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund Shares and cause the Fund to decline in value.

As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Fund. The Fund is subject to the above principal risks, as well as other principal risks which may adversely affect the Fund’s NAV, trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Investment Risks.”

NOTE 4 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Fund (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions. The Adviser provides oversight of the Sub-Adviser and review of the Sub-Adviser’s performance.

Notes to Financial Statements

February 28, 2026 (Unaudited)

Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) of 0.59% based on the average daily net assets of the Fund. Out of the Investment Advisory Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Fund, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay, or require the Sub-Adviser to pay, all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”), and the Investment Advisory Fee payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the period ended February 28, 2026 are disclosed in the Statement of Operations.

The Sub-Adviser serves as investment sub-adviser to the Fund, pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Fund (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of the Fund’s portfolio, including determining the securities purchased and sold by the Fund, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee by the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.04% of the Fund’s average daily net assets (the “Sub-Advisory Fee”). The Sub-Adviser has agreed to assume all or a portion of the Adviser’s obligation to pay all expenses incurred by the Fund, except for the Sub-Advisory Fee payable to the Sub-Adviser and Excluded Expenses. For assuming the payment obligation for a portion of the Fund’s expenses, the Adviser has agreed to pay to the Sub-Adviser a corresponding share of profits, if any, generated by the Fund’s Investment Advisory Fee, less a contractual fee retained by the Adviser. Expenses incurred by the Fund and paid by the Sub-Adviser include fees charged by Tidal (defined below), which is an affiliate of the Adviser.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Fund’s administrator and, in that capacity, performs various administrative and management services for the Fund. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. Tidal prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s custodian.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s fund accountant and transfer agent. In those capacities, Fund Services performs various accounting and transfer agency services for the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Fund.

The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to pay distribution fees for the sale and distribution of its Shares. No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

Notes to Financial Statements

February 28, 2026 (Unaudited)

NOTE 5 - SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the Fund has evaluated its business activities and determined that it operates as a single reportable segment.

The Fund’s investment activities are managed by the Principal Financial Officer, which serves as the Chief Operating Decision Maker (“CODM”). The Principal Financial Officer is responsible for assessing the Fund’s financial performance and allocating resources. In making these assessments, the Principal Financial Officer evaluates the Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Fund does not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

The Fund primarily generates income through dividends, interest, and realized/unrealized gains on its investment portfolio. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Fund does not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

For the period ended February 28, 2026, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were:

Purchases	Sales
8,806,121	8,947,116

For the period ended February 28, 2026, there were no purchases or sales of long-term U.S. government securities.

For the period ended February 28, 2026, in-kind transactions associated with creations and redemptions for the Fund were:

Purchases	Sales
17,202,058	5,846,377

NOTE 7 - INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations. The amount and character of tax basis distributions and composition of net assets, including undistributed (accumulated) net investment income (loss), are finalized at the fiscal year-end; accordingly, tax basis balances have not been determined for the period ended February 28, 2026. Differences between the tax cost of investments and the cost noted in the Schedule of Investments will be determined at fiscal year-end. During the period ended February 28, 2026 (estimated), the tax character of distributions were as follows:

Distributions paid from:
Ordinary Income	$ 98,742

Notes to Financial Statements

February 28, 2026 (Unaudited)

NOTE 8 - SHARES TRANSACTIONS

Shares of the Fund are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV, generally in large blocks of Shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of Shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Fund for transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are disclosed in the capital shares transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of Shares of beneficial interest, with no par value. All Shares of the Fund have equal rights and privileges.

NOTE 9 - RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser and Sub-Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that they will be successful in doing so.

NOTE 10 - SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Fund’s financial statements.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.”

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Fund’s accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

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Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

The aggregate remuneration paid to the Registrant’s trustees, officers and others, if any, is included in Item 7 of this report.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on September 11, 2025, the Board of Trustees (the “Board”) of Tidal Trust III (the “Trust”) considered the approval of:

●	the Investment Advisory Agreement (each, a “Trust Advisory Agreement”) between Tidal Investments LLC (the “Adviser”) and the Trust, on behalf of the Fund;

●	an Investment Sub-Advisory Agreement (a “Sub-Advisory Agreement and together with the Advisory Agreements, the “Agreements”) between the Adviser and Harmonic Capital LLC (“AOT”) with respect to the NovaTide Flexible Allocation ETF;

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

In preparation for such meeting, the Board requested and reviewed a wide variety of information from the Adviser and the Sub-Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services to be provided to the Fund’s shareholders by the Adviser and Sub-Adviser; (ii) the costs of the services to be provided and the profits to be realized by the Adviser and Sub-Adviser from services to be provided to the the Fund, including any fall-out benefits; (iii) comparative fee and expense data for the Fund in relation to other investment companies with similar investment objectives; (iv) the extent to which economies of scale would be realized as the Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (v) other financial benefits to the Adviser or Sub-Adviser and their affiliates resulting from services rendered to the Fund. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on September 11, 2025. Among other things, each of the Adviser and Sub-Adviser provided responses to a detailed series of questions, which included information about the Adviser’s and Sub-Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the Adviser’s and Sub-Adviser’s oral presentations and any other information that the Board received at the meeting and deliberated on the renewal of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

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Nature, Extent and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreements and Sub-Advisory Agreement. In considering the nature, extent and quality of the services to be provided by the Adviser and Sub-Adviser; the Board reviewed the Adviser’s and Sub-Adviser’s compliance infrastructure and its financial strength and resources. The Board also considered the experience of the personnel of the Adviser and Sub-Adviser working with ETFs. The Board also considered other services to be provided to the Fund by the Adviser and Sub-Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser and Sub-Adviser based on their experience, personnel, operations and resources.

Historical Performance. The Board noted that the Funds had not yet commenced operations and that therefore there was no prior performance to review.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the proposed advisory fees for the Fund and compared them to the management fees and total operating expenses of its Peer Group. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for the Fund is a “unified fee.”

The Board noted the importance of the fact that the proposed advisory fee for the Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources. The Board further noted that because the Fund is new, it was difficult to estimate the profitability of the Fund to the Adviser. The Board, however, considered collateral or “fall-out” benefits that the Adviser and its affiliates may derive as a result of their relationship with the Funds.

The Board noted that because the Fund is new, it also was difficult to estimate whether the Fund would experience economies of scale. The Board noted that the Adviser will review expenses as the Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis if the Funds achieved asset growth.

The Board also reviewed the proposed sub-advisory fee paid to the Sub-Adviser for their services. The Board considered each of these fees in light of the services being provided. The Board determined that the proposed fee reflected an appropriate allocation of the advisory fee paid to the Adviser and the Sub-Adviser given the work performed by the firm. The Board also considered that the Fund had one or more sponsors, who had agreed to assume the payment of any fund expenses above the level of the unitary fee. The Board considered that pursuant to these arrangements, if fund expenses, including a payment to the Adviser of a certain amount, fall below the level of the unitary fee, the Adviser would pay any remaining portion of the unitary fee to the respective sponsor out of its profits. The Board concluded that the proposed fees for the Fund was reasonable in light of the services rendered.

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The Board also considered that the sub-advisory fees paid to the Sub-Adviser is paid out of the Adviser’s unified fee and represents an arm’s-length negotiation between the Adviser and the Sub-Adviser. For these reasons, the Trustees determined that the profitability to the Sub-Adviser from respective relationships with the respective Funds was not a material factor in their deliberations with respect to consideration of approval of the Sub-Advisory Agreement. The Board considered that, because the fee is paid by the Adviser out of its unified fee, any economies of scale would not benefit shareholders and, thus, were not relevant for the consideration of the approval of the sub-advisory fee.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of each Advisory Agreement and Sub-Advisory Agreement are fair and reasonable; (b) concluded that each of the Adviser’s and Sub-Adviser’s fees are reasonable in light of the services that the Adviser and Sub-Adviser will provide to the Fund; and (c) agreed to approve the Agreements for an initial term of two years.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

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(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust III

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	May 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	May 6, 2026

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	May 6, 2026

* Print the name and title of each signing officer under his or her signature.

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